Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001517936
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 22, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 22, 2024
FT Cboe Vest S&P 500 Dividend Aristocrats Target Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in the Fund’s prospectus, the first sentence of the second paragraph of the section entitled “Summary Information – Principal Investment Strategies” is replaced in its entirety with the following:

The Index is a rules-based buy-write index designed with the primary goal of generating an annualized level of income from stock dividends and option premiums that is approximately 8% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating limited capital appreciation based on the returns of the equity components of the Index.